Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Balance Sheets

	As of December 31,
(In thousands, except share data)	2012	2011
Assets
Current assets:
Cash	$—	$—

Total current assets	—	—
Investment in subsidiary	—	85,020

Total assets	$—	$85,020

Liabilities and stockholder’s (deficit)/equity
Current liabilities:
Accounts payable	$—	$—

Total current liabilities	—	—
Payable to subsidiary	8,829	5,528
Obligations and advances in excess of investment in subsidiary	42,522	—

Total liabilities	51,351	5,528

Stockholder’s (deficit)/equity:
Common stock—$.01 par value; 80,000,000 shares authorized; 21,110,000 shares issued and outstanding at December 31, 2012 and 2011	211	211
Additional paid-in capital	—	11,091
(Accumulated deficit)/retained earnings	(48,153)	68,718
Accumulated other comprehensive income	1,466	1,923
Receivable from stockholder	(4,875)	(2,451)

Total stockholder’s (deficit)/equity	(51,351)	79,492

Total liabilities and stockholder’s (deficit)/equity	$—	$85,020

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Statements of Operations

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net sales	$—	$—	$—
Cost of sales	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	1,427	1,650	1,102

Loss before income taxes and equity income	(1,427)	(1,650)	(1,102)
Benefit from income taxes	(550)	(635)	(424)

Loss before equity income	(877)	(1,015)	(678)
Equity income, net of tax	13,398	56,147	42,311

Net income	$12,521	$55,132	$41,633

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Statements of Comprehensive Income

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net income	$12,521	$55,132	$41,633
Other comprehensive income:
Foreign currency translation adjustment, net of tax	(457)	362	442

Comprehensive income	$12,064	$55,494	$42,075

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Condensed Statements of Cash Flows

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net cash provided by operating activities	$73,624	$—	$42,500

Cash flows from investing activities
Capital distributions from subsidiary	86,376	—	—
Payable to subsidiary	2,424	2,451	—

Net cash provided by investing activities	88,800	2,451	—

Cash flows from financing activities
Distributions to stockholder	(160,000)	—	(42,500)
Amounts due from stockholder	(2,424)	(2,451)	—

Net cash used in financing activities	(162,424)	(2,451)	(42,500)

Net increase (decrease) in cash	—	—	—
Cash at beginning of year	—	—	—

Cash at end of year	$—	$—	$—

See accompanying notes to condensed financial statements.

Schedule I – Condensed Financial Information of Registrant

Global Brass and Copper Holdings, Inc. (Parent Company Only)

Notes to Condensed Financial Statements

December 31, 2012

(All dollar amounts in thousands)

1.	Basis of Presentation

Global Brass and Copper, Inc. (“GBC”) is a direct subsidiary of Global Brass and Copper Holdings, Inc. (the “Company”). Under the terms of the agreements governing the 9.50% Senior Secured Notes issued by GBC and the asset-based revolving loan facility entered into by GBC and certain of its subsidiaries (the “ABL Facility”), GBC and substantially all of its existing 100%-owned U.S. subsidiaries are significantly restricted from making dividend payments, loans or advances to the Company. These restrictions have resulted in the restricted net assets (as defined in Rule 4-08(e)(3) of Regulation S-X) of the Company’s subsidiaries exceeding 25% of the consolidated net assets of the Company and its subsidiaries. These condensed financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in this filing.

2.	Guarantees

The Senior Secured Notes and the ABL Facility are guaranteed by the Company and substantially all of GBC’s existing 100%-owned U.S. subsidiaries. The Senior Secured Notes, the ABL Facility and the related guarantees are secured by the fixed assets, accounts receivable and inventory of GBC and the guarantors.

3.	Distributions from Subsidiary

Cash distributions received by the Company from GBC were $160,000 and $42,500 for the years ended December 31, 2012 and 2010, respectively. Of the $160,000 received during the year ended December 31, 2012, $73,624 represented a return on capital and $86,376 represented a return of capital. The $42,500 received during the year ended December 31, 2010 represented a return on capital. The Company did not receive any cash distributions for the year ended December 31, 2011.